Accrued Expenses and Other Current Liabilities	12 Months Ended
Mar. 31, 2023
Accrued Expenses and Other Current Liabilities
Accrued Expenses and Other Current Liabilities

11. Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	Yen in thousands
	March 31,
	2023	2022
Accrued compensation	¥4,846	¥2,737
Accrued offering costs	—	4,400
Accrued audit fees	44,392	50,188
Accrued professional fees	35,519	19,273
Withholding taxes payable	4,455	2,435
Accrued purchases of property and equipment	639	14,087
Other accrued expenses and current liabilities	10,534	7,915
Total	¥100,385	¥101,035